UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        The Arrott Building
                401 Wood Street, Suite 1300
                Pittsburgh, PA  15222-1824

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           David R. Fallgren
Title:          Chief Compliance Officer
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  David R. Fallgren       Pittsburgh, Pennsylvania    May 15, 2007

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         44

Form 13F Information Table Value Total:         $830,128,916

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

Acergy S.A.                  Com    00443E104     9,133,517    429,005  Sole                 0   429,005
Acusphere Inc.               Com    00511R870     6,994,472  2,686,762  Sole         2,686,762         0
Altria Group, Inc.           Com    02209S103       200,207      2,280  Sole                 0     2,280
American Axle & Mfg. Holding Com    024061103    31,961,042  1,168,594  Sole           561,500   607,094
American International Group Com    026874107    39,038,870    580,763  Sole           419,500   161,263
Barrick Gold Corp.           Com    067901108     3,283,250    115,000  Sole           115,000         0
Calamp Corp.                 Com    128126109    13,290,200  1,540,000  Sole         1,540,000         0
Cisco Systems                Com    17275R102    19,158,377    750,426  Sole           285,800   464,626
Citigroup Inc.               Com    172967101     6,695,322    130,411  Sole                 0   130,411
Coca Cola Co.                Com    191216100    30,560,016    636,667  Sole           473,100   163,567
Cooper Tire & Rubber         Com    216831107     9,586,011    524,112  Sole                 0   524,112
Corillian Corp.              Com    218725109       831,833    166,700  Sole                 0   166,700
Direct TV Group              Com    25459L106    47,013,684  2,037,871  Sole         1,503,300   534,571
Ditech Networks Inc.         Com    25500T108    10,871,884  1,338,902  Sole         1,338,902         0
Ebay Inc.                    Com    278642103     6,487,124    195,690  Sole                 0   195,690
Exxon Mobil Corp.            Com    30231G102       266,791      3,536  Sole                 0     3,536
Fairchild Semiconductor      Com    303726103    22,305,448  1,334,058  Sole           739,300   594,758
FiberTower Corp.             Com    31567R100    21,309,724  4,105,920  Sole         3,322,218   783,702
General Electric             Com    369604103    37,435,103  1,058,685  Sole           686,300   372,385
Helix Energy Solutions       Com    42330P107    38,858,232  1,042,055  Sole           657,900   384,155
Home Depot                   Com    437076102    22,340,677    608,075  Sole           387,500   220,575
Idenix Pharmaceuticals Inc.  Com    45166R204     5,066,930    694,100  Sole           694,100         0
Magellan Health Services     Com    559079207    47,753,118  1,136,979  Sole           830,200   306,779
Microsoft Corp.              Com    594918104     9,180,378    329,400  Sole                 0   329,400
Motorola                     Com    620076109     4,988,594    282,320  Sole                 0   282,320
NCR Corp.                    Com    62886E108    27,137,850    568,094  Sole           327,200   240,894
Newell Rubbermaid Inc.       Com    651229106     7,936,033    255,260  Sole                 0   255,260
Nokia Corp.                  Com    654902204     9,025,621    393,788  Sole                 0   393,788
North Pittsburgh Systems Inc Com    661562108     7,281,368    334,468  Sole           333,300     1,168
Peak International Ltd.      Com    G69586108     2,933,701  1,062,935  Sole                 0 1,062,935
Pfizer Inc.                  Com    717081103    31,287,743  1,238,628  Sole           860,100   378,528
Pharmion Corp.               Com    71715B409    34,968,988  1,330,125  Sole           923,300   406,825
Plato Learning Inc.          Com    72764Y100    12,354,930  2,941,650  Sole         2,001,300   940,350
PNC Financial Services Group Com    693475105       314,365      4,368  Sole                 0     4,368
Quantum Corporation          Com    747906204     7,701,548  2,852,425  Sole         1,115,100 1,737,325
Spectrum Control             Com    847615101    15,763,077  1,281,551  Sole           855,500   426,051
Sprint Nextel                Com    852061100    79,601,005  4,198,365  Sole         3,212,200   986,165
Time Warner Inc.             Com    887317105     1,945,477     98,655  Sole                 0    98,655
Tollgrade Communications     Com    889542106       726,194     57,818  Sole                 0    57,818
Tyco International Ltd.      Com    902124106    62,897,132  1,993,570  Sole         1,538,000   455,570
Wal-Mart Stores              Com    931142103    36,485,174    777,107  Sole           541,800   235,307
Wilsons Leather Experts      Com    972463103    10,062,165  7,850,968  Sole         6,722,563 1,128,405
Winn-Dixie Stores            Com    974280307    26,498,739  1,501,345  Sole           893,700   607,645
WSFS Financial               Com    929328102    10,597,002    164,346  Sole                 0   164,346

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